FAIR VALUE MEASUREMENTS - Schedule of Company's assets that are measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 24,678,170	$ 116,738,316
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 24,678,170	$ 116,738,316